Risk/Return Detail Data - FidelitySAIInflation-FocusedFund-PRO	Sep. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Oxford Street Trust
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Inflation-Focused Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Inflation-Focused Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	61.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in commodity-linked derivative instruments, cash, and cash equivalents.Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivative instruments including commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures.Investing in domestic and foreign issuers.Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.The fund may invest in inflation-protected debt securities issued by the U.S. Treasury, U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments, and/or other types of investment-grade debt securities that are not inflation protected.Allocating assets across different market sectors and maturities.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. Subsidiary Risk. Investment in Geode SAI Inflation-Focused Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures. Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to September 29, 2023, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Dec. 20, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	(8.89%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2022
Highest Quarterly Return	22.91%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.96%)
Performance Table Heading	Average Annual Returns
Performance Table Market Index Changed	Effective October 2, 2023, the fund will begin comparing its performance to the Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index rather than the Bloomberg Commodity Index because the Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | Fidelity SAI Inflation-Focused Fund
Risk/Return:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.39%
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493
2019	9.84%
2020	1.46%
2021	32.59%
2022	9.10%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | Return Before Taxes | Fidelity SAI Inflation-Focused Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.10%
Since Inception	12.04%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions | Fidelity SAI Inflation-Focused Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	4.34%
Since Inception	6.97%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions and Sales | Fidelity SAI Inflation-Focused Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.57%
Since Inception	7.18%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | DJ010
Risk/Return:
Label	Bloomberg Commodity Index
Past 1 year	16.09%
Since Inception	10.57%	[1]

[1]	AFrom December 20, 2018.